Borrowings - Summary of Detailed Composition of Capital Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 18, 2017
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 13,635	€ 13,153
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 2,280	€ 2,386
Capital funding [member] | EUR 500 million unsecured notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	3.00%		0.00%
Coupon date	July 18
Borrowings issued year	2012	2017
Borrowings maturity year	2017	2018
Borrowings		€ 500
Capital funding [member] | EUR 500 million unsecured notes one [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.00%
Coupon date	August 30
Borrowings issued year	2017
Borrowings maturity year	2018
Borrowings	€ 500
Capital funding [member] | EUR 75 Million Medium-Term Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	4.625%
Coupon date	December 9
Borrowings issued year	2004
Borrowings maturity year	2019
Borrowings	€ 82	84
Capital funding [member] | USD 500 Million Senior Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	5.75%
Coupon date	Semi-annually
Borrowings issued year	2005
Borrowings maturity year	2020
Borrowings	€ 455	526
Capital funding [member] | EUR 500 Million Senior Unsecured Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	1.00%
Coupon date	December 8
Borrowings issued year	2016
Borrowings maturity year	2023
Borrowings	€ 495	495
Capital funding [member] | GBP 250 Million Medium-Term Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	6.125%
Coupon date	December 15
Borrowings issued year	1999
Borrowings maturity year	2031
Borrowings	€ 279	291
Capital funding [member] | GBP 400 Million Senior Unsecured Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	6.625%
Coupon date	Semi-annually
Borrowings issued year	2009
Borrowings maturity year	2039
Borrowings	€ 445	462
Capital funding [member] | Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 24	€ 28